OPERATING DATA - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Derivative financial instruments (see Note 6.1.5.)	$ 995	$ 189
Financial amounts receivable	345	297
Long-term VAT receivables	198	196
Cash guarantees and deposits	190	187
Receivables from public authorities	173	136
Accrued interest	96	91
Receivables from sale of financial and intangible assets	93	43
Income tax receivable	14	55
Other	130	159
Total	$ 2,234	$ 1,353